LEASE (Tables)	12 Months Ended
Feb. 28, 2026
Lease
Schedule of operating leases and finance leases

	Classification	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
		(In thousands)
Assets
Operating lease assets	Operating lease right-of-use assets	3,909,012	3,834,503	24,572
Finance lease assets	Property and equipment, net	102,045	151,091	968
Total lease assets		4,011,057	3,985,594	25,540

Liabilities
Current
Operating	Operating lease liabilities, current	881,838	1,206,136	7,729
Finance	Accrued expenses and other current liabilities	49,423	61,779	396
Noncurrent
Operating	Operating lease liabilities, non-current	3,214,665	2,880,319	18,458
Finance	Other non-current liabilities	58,171	95,744	614
Total lease liabilities		4,204,097	4,243,978	27,197

Schedule of components of lease costs

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Finance lease costs
Amortization of right-of-use assets	48,943	55,910	64,634	414
Interest on lease liabilities	900	1,019	1,193	8
Total finance lease costs	49,843	56,929	65,827	422
Operating lease costs	666,229	953,253	1,190,465	7,629
Short-term lease costs	12,641	13,565	13,897	89
Total lease costs	728,713	1,023,747	1,270,189	8,140

Schedule of Other supplemental information related to lease

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflows from operating leases	671,453	715,265	1,091,334	6,993
Financing cashflows from finance leases	48,807	56,267	65,158	418
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	126,623	3,127,334	1,081,311	6,929
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	94,994	25,629	117,164	751
Remeasurement of operating lease liabilities and right-of-use assets due to modifications	8,092	-	7,674	49
Remeasurement of finance lease liabilities and right-of-use assets due to modifications	-	-	13,529	87

Weighted average remaining lease term (years)
Operating leases	3.18	5.07	4.19	4.19
Finance leases	2.88	2.41	2.81	2.81

Weighted average discount rate (per annum)
Operating leases	0.76%	0.75%	0.79%	0.79%
Finance leases	0.84%	0.86%	0.82%	0.82%

Schedule of future minimum lease payments

	Operating Lease	Finance Lease	Operating Lease	Finance Lease
	JPY	JPY	US$	US$
	(In thousands)
Fiscal year
2027	1,233,886	62,786	7,907	402
2028	1,033,576	48,989	6,623	314
2029	726,336	34,155	4,655	219
2030	575,550	13,396	3,688	86
2031	441,231	-	2,827	-
Thereafter	143,317	-	918	-
Total lease payments	4,153,896	159,326	26,618	1,021
Less: Imputed Interest	(67,441)	(1,803)	(431)	(11)
Present value of lease liabilities	4,086,455	157,523	26,187	1,010